Investments in Equity Investees - Summarized Statements of Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Preferential income tax rate (as a percent)	15.00%	15.00%
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Preferential income tax rate (as a percent)	15.00%	15.00%
Other
Summarized statements of operations
Net income/(loss)	$ 255,000	$ 120,000
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Revenue	118,047,000	118,983,000
Gross profit	64,527,000	59,155,000
Interest income	81,000	37,000
Finance cost	(9,000)	(135,000)
Profit/(loss) before taxation	14,272,000	14,306,000
Income tax expense (note (b))	(2,286,000)	(2,362,000)
Net income/(loss)	11,986,000	11,944,000
Non-controlling interests	223,000	39,000
Net income/(loss) attributable to the shareholders of equity investee	12,209,000	11,983,000
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Revenue	158,874,000	152,717,000
Gross profit	114,687,000	108,802,000
Interest income	289,000	407,000
Profit/(loss) before taxation	49,534,000	45,942,000
Income tax expense (note (b))	(7,479,000)	(7,127,000)
Net income/(loss)	42,055,000	38,815,000
Net income/(loss) attributable to the shareholders of equity investee	42,055,000	38,815,000
Innovation Platform | Drug R&D | Nutrition Science Partners Limited ("NSPL")
Summarized statements of operations
Interest income	134,000	43,000
Profit/(loss) before taxation	97,000	(4,818,000)
Net income/(loss)	97,000	(4,818,000)
Net income/(loss) attributable to the shareholders of equity investee	$ 97,000	$ (4,818,000)